Exhibit 99.2
CARD SERIES SCHEDULE TO
MONTHLY NOTEHOLDERS' STATEMENT

Date: April 10, 2024

CAPITAL ONE MULTI-ASSET EXECUTION TRUST, ASSET POOL 1
Monthly Period Ending: March 31, 2024

Reference is made to the Amended and Restated Series 2002-CC Supplement, dated as of October 9, 2002, as amended and restated as of March 17, 2016, and as further amended by the First Amendment thereto dated as of October 1, 2022 (as so amended, the “Series 2002-CC Supplement”), among Capital One Funding, LLC, a Virginia limited liability company (“Funding”), as Transferor, Capital One, National Association, a national banking association, as Servicer, and The Bank of New York Mellon, as Trustee, and the Indenture dated as of October 9, 2002, as amended and restated as of January 13, 2006 and March 17, 2016, and as further amended by the First Amendment thereto dated as of October 1, 2022 (as so amended, the “Indenture”), between Capital One Multi-asset Execution Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee.

The following computations are prepared with respect to the Transfer Date of April 12, 2024 and with respect to the performance of the Trust during the related Monthly Period from March 1, 2024 through March 31, 2024.

The Current Distribution Date is April 15, 2024.

Interest Period for all tranches generally includes the previous Distribution Date (or in the case of the initial Interest Payment Date, the Issuance Date) through the day preceding the current Distribution Date.

Interest on floating rate tranches is calculated on the basis of a 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate tranches is calculated on the basis of a 360-day year and twelve 30-day months.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange
Commission (“SEC”).

Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, July 1, 2007, and March 17, 2016.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

First Amendment to Amended and Restated Pooling and Servicing Agreement dated as January 27, 2017.	Included in Exhibit 4.1 to Funding’s Form 8-K filed with the SEC on January 27, 2017.

Second Amendment to Amended and Restated Pooling and Servicing Agreement dated as October 1, 2022.	Included in Exhibit 4.1.3 to Funding’s Form 8-K filed with the SEC on October 3, 2022.

Third Amendment to Amended and Restated Pooling and Servicing Agreement dated as of March 17, 2023.	Included in Exhibit 4.1 to Funding's Form 10-D filed with the SEC on April 17, 2023.

Amended and Restated Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, as amended and restated as of March 17, 2016, relating to the COMT Collateral Certificate.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

First Amendment to Amended and Restated Series 2002-CC Supplement dated as of October 1, 2022.	Included in Exhibit 4.1.4 to Funding’s Form 8-K filed with the SEC on October 3, 2022.

Transfer and Administration Agreement dated as of October 9, 2002.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Transfer and Administration Agreement dated as of March 1, 2008.	Included in Exhibit 4.10 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Second Amendment to Transfer and Administration Agreement dated as of October 1, 2022.	Included in Exhibit 4.1.7 to Funding’s Form 8-K filed with the SEC on October 3, 2022.

Capital One Multi-asset Execution Trust Amended and Restated Trust Agreement dated as of October 9, 2002.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

Indenture dated as of October 9, 2002, as amended and restated as of January 13, 2006 and March 17, 2016.	Included in Exhibit 4.4 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

First Amendment to Indenture dated as of October 1, 2022.	Included in Exhibit 4.1.5 to Funding’s Form 8-K filed with the SEC on October 3, 2022.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on November 12, 2002.
First Amendment to COMT Asset Pool 1 Supplement dated as of March 1, 2008.	Included in Exhibit 4.8 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Second Amendment to COMT Asset Pool 1 Supplement dated as of October 1, 2022.	Included in Exhibit 4.1.6 to Funding’s Form 8-K filed with the SEC on October 3, 2022.

Card Series Indenture Supplement dated as of October 9, 2002, as amended and restated as of March 17, 2016.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

A. Interest to be paid on the corresponding Distribution Date:

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount
CLASS A (2017-5)	14041NFP1	4/15/2024	$3,110,235.17	5.1837252833
CLASS A (2019-3)	14041NFV8	4/15/2024	$2,489,166.67	1.7166666690
CLASS A (2021-1)	14041NFW6	4/15/2024	$733,333.33	0.4583333313
CLASS A (2021-2)	14041NFX4	4/15/2024	$1,621,666.67	1.1583333357
CLASS A (2021-3)	14041NFY2	4/15/2024	$1,733,333.33	0.8666666650
CLASS A (2022-1)	14041NFZ9	4/15/2024	$5,250,000.00	2.3333333333
CLASS A (2022-2)	14041NGA3	4/15/2024	$7,270,833.33	2.9083333320
CLASS A (2022-3)	14041NGB1	4/15/2024	$6,187,500.00	4.1250000000
CLASS A (2023-1)	14041NGD7	4/15/2024	$4,420,000.00	3.6833333333
Total Class A			$32,816,068.50
CLASS B (2005-3)	14041NCG4	4/15/2024	$1,531,400.00	15.3140000000
CLASS B (2009-C)		4/15/2024	$8,233,199.76	5.2946622251
Total Class B			$9,764,599.76
CLASS C (2009-A)		4/15/2024	$9,361,224.31	5.6563288882
Total Class C			$9,361,224.31
Total			$51,941,892.57

B. Principal to be paid on the Distribution Date:

	CUSIP Number	Principal Payment Date	Total Amount of Principal to be paid	Per $1000 of Outstanding Dollar Principal Amount
NOTHING TO REPORT

C. Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:
(as of the end of the related Monthly Period)

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
CLASS A (2017-5)	$600,000,000.00	$600,000,000.00	$600,000,000.00	$600,000,000.00
CLASS A (2019-3)	$1,450,000,000.00	$1,450,000,000.00	$1,450,000,000.00	$1,450,000,000.00
CLASS A (2021-1)	$1,600,000,000.00	$1,600,000,000.00	$1,600,000,000.00	$1,600,000,000.00
CLASS A (2021-2)	$1,400,000,000.00	$1,400,000,000.00	$1,400,000,000.00	$1,400,000,000.00
CLASS A (2021-3)	$2,000,000,000.00	$2,000,000,000.00	$2,000,000,000.00	$2,000,000,000.00
CLASS A (2022-1)	$2,250,000,000.00	$2,250,000,000.00	$2,250,000,000.00	$2,250,000,000.00
CLASS A (2022-2)	$2,500,000,000.00	$2,500,000,000.00	$2,500,000,000.00	$2,500,000,000.00
CLASS A (2022-3)	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00
CLASS A (2023-1)	$1,200,000,000.00	$1,200,000,000.00	$1,200,000,000.00	$1,200,000,000.00
Total Class A	$14,500,000,000.00	$14,500,000,000.00	$14,500,000,000.00	$14,500,000,000.00
CLASS B (2005-3)	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
CLASS B (2009-C)	$1,555,000,000.00	$1,555,000,000.00	$1,555,000,000.00	$1,555,000,000.00
Total Class B	$1,655,000,000.00	$1,655,000,000.00	$1,655,000,000.00	$1,655,000,000.00
CLASS C (2009-A)	$1,655,000,000.00	$1,655,000,000.00	$1,655,000,000.00	$1,655,000,000.00
Total Class C	$1,655,000,000.00	$1,655,000,000.00	$1,655,000,000.00	$1,655,000,000.00
CLASS D (2002-1)	$—	$550,828,480.09	$550,828,480.09	$550,828,480.09
Total Class D	$—	$550,828,480.09	$550,828,480.09	$550,828,480.09
Total	$17,810,000,000.00	$18,360,828,480.09	$18,360,828,480.09	$18,360,828,480.09

D. Nominal Liquidation Amount for Tranches of Notes Outstanding:
(including all tranches issued as of the end of the Monthly Period, after taking into account all allocations expected to occur on the Distribution Date)

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub-Account	Nominal Liquidation Amount as of the Distribution Date*
CLASS A (2017-5)	$600,000,000.00	$—	$—	$—	$—	$—	$—	$600,000,000.00
CLASS A (2019-3)	$1,450,000,000.00	$—	$—	$—	$—	$—	$—	$1,450,000,000.00
CLASS A (2021-1)	$1,600,000,000.00	$—	$—	$—	$—	$—	$—	$1,600,000,000.00
CLASS A (2021-2)	$1,400,000,000.00	$—	$—	$—	$—	$—	$—	$1,400,000,000.00
CLASS A (2021-3)	$2,000,000,000.00	$—	$—	$—	$—	$—	$—	$2,000,000,000.00
CLASS A (2022-1)	$2,250,000,000.00	$—	$—	$—	$—	$—	$—	$2,250,000,000.00
CLASS A (2022-2)	$2,500,000,000.00	$—	$—	$—	$—	$—	$—	$2,500,000,000.00
CLASS A (2022-3)	$1,500,000,000.00	$—	$—	$—	$—	$—	$—	$1,500,000,000.00
CLASS A (2023-1)	$1,200,000,000.00	$—	$—	$—	$—	$—	$—	$1,200,000,000.00
Total Class A	$14,500,000,000.00	$—	$—	$—	$—	$—	$—	$14,500,000,000.00
CLASS B (2005-3)	$100,000,000.00	$—	$—	$—	$—	$—	$—	$100,000,000.00
CLASS B (2009-C)	$1,555,000,000.00	$—	$—	$—	$—	$—	$—	$1,555,000,000.00
Total Class B	$1,655,000,000.00	$—	$—	$—	$—	$—	$—	$1,655,000,000.00
CLASS C (2009-A)	$1,655,000,000.00	$—	$—	$—	$—	$—	$—	$1,655,000,000.00
Total Class C	$1,655,000,000.00	$—	$—	$—	$—	$—	$—	$1,655,000,000.00
CLASS D (2002-1)	$550,828,480.09	$—	$—	$—	$—	$—	$—	$550,828,480.09
Total Class D	$550,828,480.09	$—	$—	$—	$—	$—	$—	$550,828,480.09
Total	$18,360,828,480.09	$—	$—	$—	$—	$—	$—	$18,360,828,480.09
* This report does not capture any new issuances or increases of notes occurring after the end of the Monthly Period.

E. Targeted Deposits to Principal Funding sub-Accounts:

	Beginning Principal Funding sub-Account Balance	Targeted Deposit to Principal Funding sub-Account	Previous shortfalls of targeted deposits to the Principal Funding Sub-Account	Actual Deposit to Principal Funding sub-Account	Amounts withdrawn from the Principal Funding sub-Account for payment to Noteholders	Ending Principal Funding sub-Account Balance	Principal Funding sub-Account Earnings
NOTHING TO REPORT

F. Targeted Deposits to Interest Funding sub-Accounts:

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-Account for payment to Noteholders (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
CLASS A (2017-5)	6.020%	$—	$3,110,235.17	$—	$3,110,235.17	$3,110,235.17	$—	$—
CLASS A (2019-3)	2.060%	$—	$2,489,166.67	$—	$2,489,166.67	$2,489,166.67	$—	$—
CLASS A (2021-1)	0.550%	$—	$733,333.33	$—	$733,333.33	$733,333.33	$—	$—
CLASS A (2021-2)	1.390%	$—	$1,621,666.67	$—	$1,621,666.67	$1,621,666.67	$—	$—
CLASS A (2021-3)	1.040%	$—	$1,733,333.33	$—	$1,733,333.33	$1,733,333.33	$—	$—
CLASS A (2022-1)	2.800%	$—	$5,250,000.00	$—	$5,250,000.00	$5,250,000.00	$—	$—
CLASS A (2022-2)	3.490%	$—	$7,270,833.33	$—	$7,270,833.33	$7,270,833.33	$—	$—
CLASS A (2022-3)	4.950%	$—	$6,187,500.00	$—	$6,187,500.00	$6,187,500.00	$—	$—
CLASS A (2023-1)	4.420%	$—	$4,420,000.00	$—	$4,420,000.00	$4,420,000.00	$—	$—
Total Class A		$—	$32,816,068.50	$—	$32,816,068.50	$32,816,068.50	$—	$—
CLASS B (2005-3)	6.126%	$1,003,917.78	$527,482.22	$—	$527,482.22	$1,531,400.00	$—	$3,446.45
CLASS B (2009-C)	6.149%	$—	$8,233,199.76	$—	$8,233,199.76	$8,233,199.76	$—	$—
Total Class B		$1,003,917.78	$8,760,681.98	$—	$8,760,681.98	$9,764,599.76	$—	$3,446.45
CLASS C (2009-A)	6.569%	$—	$9,361,224.31	$—	$9,361,224.31	$9,361,224.31	$—	$—
Total Class C		$—	$9,361,224.31	$—	$9,361,224.31	$9,361,224.31	$—	$—
Total		$1,003,917.78	$50,937,974.79	$—	$50,937,974.79	$51,941,892.57	$—	$3,446.45

G. Class C Reserve sub-Accounts:

Beginning Class C Reserve sub-Account Balance	Targeted Deposit to Class C Reserve sub-Account	Actual Deposit to Class C Reserve sub-Account	Withdrawals from Class C Reserve sub-Account Balance	Ending Class C Reserve sub-Account Balance	Class C Reserve sub-Account Earnings
NOTHING TO REPORT

H. Targeted Deposits to Class D Reserve sub-Accounts:
(Beginning Class D Reserve sub-account Balance includes Class D Reserve sub-Account Earnings and deposits related to any new issuances)

Beginning Class D Reserve sub-Account Balance	Targeted Deposit to Class D Reserve sub-Account	Actual Deposit to Class D Reserve sub-Account	Withdrawals from Class D Reserve sub-Account Balance	Ending Class D Reserve sub-Account Balance	Class D Reserve sub-Account Earnings
NOTHING TO REPORT

I. Targeted Deposits to Accumulation Reserve sub-Accounts:

Beginning Accumulation Reserve sub-Account Balance	Targeted Deposit to Accumulation Reserve sub-Account	Actual Deposit to Accumulation Reserve sub-Account	Withdrawals from Accumulation Reserve Account for Interest	Withdrawals from Accumulation Reserve Account for Payments to Issuer	Ending Accumulation Reserve Balance sub-Account	Accumulation Reserve sub-Account Earnings
NOTHING TO REPORT

J. Class A Usage of Class B, C and D Subordination Amounts:

Class A Usage of Class B Subordination Amount for this Monthly Period	Class A Usage of Class C Subordination Amount for this Monthly Period	Class A Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordination Amount	Cumulative Class A Usage of Class C Subordination Amount	Cumulative Class A Usage of Class D Subordination Amount
NOTHING TO REPORT

K. Class B Usage of Class C and D Subordination Amounts:

Class B Usage of Class C Subordination Amount for this Monthly Period	Class B Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordination Amount	Cumulative Class B Usage of Class D Subordination Amount
NOTHING TO REPORT

L. Class C Usage of Class D Subordination Amounts:

Class C Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class C Usage of Class D Subordination Amount
NOTHING TO REPORT

M. Required and Available Subordination Amount to Class A, B and C Notes:
(as of Determination Date, after taking into account all maturities expected to occur on the Distribution Date)

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
CLASS A (2017-5)	$68,355,000.00	$68,355,000.00	$68,355,000.00	$68,355,000.00	$22,785,000.00	$22,785,000.00
CLASS A (2019-3)	$165,191,250.00	$165,191,250.00	$165,191,250.00	$165,191,250.00	$55,063,750.00	$55,063,750.00
CLASS A (2021-1)	$182,280,000.00	$182,280,000.00	$182,280,000.00	$182,280,000.00	$60,760,000.00	$60,760,000.00
CLASS A (2021-2)	$159,495,000.00	$159,495,000.00	$159,495,000.00	$159,495,000.00	$53,165,000.00	$53,165,000.00
CLASS A (2021-3)	$227,850,000.00	$227,850,000.00	$227,850,000.00	$227,850,000.00	$75,950,000.00	$75,950,000.00
CLASS A (2022-1)	$256,331,250.00	$256,331,250.00	$256,331,250.00	$256,331,250.00	$85,443,750.00	$85,443,750.00
CLASS A (2022-2)	$284,812,500.00	$284,812,500.00	$284,812,500.00	$284,812,500.00	$94,937,500.00	$94,937,500.00
CLASS A (2022-3)	$170,887,500.00	$170,887,500.00	$170,887,500.00	$170,887,500.00	$56,962,500.00	$56,962,500.00
CLASS A (2023-1)	$136,710,000.00	$136,710,000.00	$136,710,000.00	$136,710,000.00	$45,570,000.00	$45,570,000.00
Total Class A	$1,651,912,500.00	$1,651,912,500.00	$1,651,912,500.00	$1,651,912,500.00	$550,637,500.00	$550,637,500.00
CLASS B (2005-3)			$99,832,523.74	$99,832,523.74	$33,277,507.91	$33,277,507.91
CLASS B (2009-C)			$1,552,395,744.15	$1,552,395,744.15	$517,465,248.05	$517,465,248.05
Total Class B			$1,652,228,267.89	$1,652,228,267.89	$550,742,755.96	$550,742,755.96
CLASS C (2009-A)					$550,828,480.09	$550,828,480.09
Total Class C					$550,828,480.09	$550,828,480.09

N. Early Redemption Event

Current Month Excess Spread Amount	$289,192,698.77
Prior Month Excess Spread Amount	$291,277,536.28
Two Months Prior Excess Spread Amount	$279,577,629.09
Three Month Average Excess Spread Amount	$286,682,621.38
Is the average of the Excess Spread Amount for preceding three months greater than $0?	YES

O. Repurchase Demand Activity (Rule 15Ga-1)

Nothing to Report
Most Recent Form ABS - 15G
Filed by: Capital One Funding, LLC
CIK#: 0001162387
Date: February 5, 2024

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of April 2024.

CAPITAL ONE, National Association as Administrator

By:	/s/ Jeremy Potts
Name:	Jeremy Potts
Title:	Authorized Officer

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